Expense Example	Sep. 26, 2025 USD ($)
LARGE CAP FUND | SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	166
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund | SIIT S&P 500 Index Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
SMALL CAP FUND | SIIT SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
SMALL CAP II FUND | SIIT Small Cap II Fund | SIIT Small Cap II Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund | SIIT U.S. Equity Factor Allocation Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund | SIIT Global Managed Volatility Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME | SIIT CORE FIXED INCOME - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
LONG DURATION FUND | SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund | SIIT Long Duration Credit Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
REAL RETURN FUND | SIIT Real Return Fund | SIIT Real Return Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund | SIIT Limited Duration Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund | SIIT Intermediate Duration Credit Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236